TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income before income taxes
The difference between the amount of the provision for income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended March 31,
	2025	2024
(Loss) income before tax	$(16,291,116)	$1,541,458
Statutory Canadian tax rate	26.5%	26.5%
Income tax (credit) expenses based on statutory tax rate	(4,317,146)	408,486
Difference on tax rates	-	(1,136,748)
Change in estimate	925,993	1,220,106
Share issuance costs	(161,082)	(624,516)
Change in valuation allowance	854,706	822,602
Non-deductible expenses	2,798,430	(115,721)
Income tax expenses (recovery)	$100,902	$574,209

Schedule of provision for income tax
The provision for income tax consists of the following:

	For the year ended March 31,
	2025	2024
Current income tax – Canada	$960	$-
Deferred income tax – Canada	99,942	574,209
Total income tax expenses	$100,902	$574,209

Schedule of components of deferred tax assets
The components of deferred tax assets as of March 31, 2025 and 2024 consist of the following:

	March 31, 2025	March 31, 2024

Deferred tax assets:
Loss carried forward to future years*	$2,370,600	$2,032,360
Property, plant and equipment	14,281	782
Deferred financing costs	282,458	527,431
Lease liability	-	11,072
Valuation allowance	(2,250,662)	(1,395,957)
Total deferred tax assets	$416,677	$1,175,688

Deferred tax liabilities:
Intangible assets	$(120,658)	$(126,052)
Property, plant and equipment	(416,677)	(1,059,282)
Right of use assets	-	(11,072)
Total deferred tax liabilities	$(537,335)	$(1,196,406)
Deferred tax assets	-	105,334
Deferred tax liabilities, net	$(120,658)	$(126,052)

*
As of March 31, 2025, the Company has non-capital loss of $16,285,283, resulting of deferred tax asset of $2,370,600. The above non-capital loss will expire from March 31, 2040 to 2046, and the Company has provided a valuation allowance of $2,250,662 on the deferred tax assets. As of March 31, 2024, the Company has non-capital loss of $10,554,279, resulting of deferred tax asset of $2,032,360. The above non-capital loss will expire from March 31, 2040 to 2044, and the Company has provided a valuation allowance of $1,395,957 on the deferred tax assets.

Schedule of income taxes payable	The Company’s taxes payable consist of the following:
	March 31, 2025	March 31, 2024

Corporate income tax payable	$1,202,933	$1,399,244

Schedule of other taxes payable	The Company’s taxes payable consists of the following:
	March 31, 2025	March 31, 2024

Other tax payable	$922,888	$616,358